Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0000695652173913043	$ 0.0000695652173913043
Ordinary shares authorized (in Shares)	[1]	852,581,250	852,581,250
Ordinary shares issued (in Shares)	[1]	90,581,566	85,258,128
Ordinary shares outstanding (in Shares)	[1]	90,581,566	85,258,128
Class B ordinary shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0000695652173913043	$ 0.0000695652173913043
Ordinary shares authorized (in Shares)	[1]	225,543,750	225,543,750
Ordinary shares issued (in Shares)	[1]	22,554,375	22,554,375
Ordinary shares outstanding (in Shares)	[1]	22,554,375	22,554,375

[1]	The number of ordinary shares has been retrospectively adjusted for the 1-for-10 share subdivision effected on February 3, 2025 (the “February 2025 Share Subdivision”), the increase of share capital effected on February 3, 2025 (the “Share Capital Increase”) and the issuance of an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares on February 3, 2025 to existing shareholders of BGIN BLOCKCHAIN LIMITED on a pro rata basis (the “Share Issuance”), and the 1-for-1.4375 share subdivision effected on July 16, 2025 (the “July 2025 Share Subdivision”)